Basis of preparation (Tables)	6 Months Ended
Feb. 28, 2023
Basis Of Preparation
Schedule of material subsidiaries

The Company’s material subsidiaries as of February 28, 2023, are as follows:

Name of Subsidiary	Country of Incorporation	Ownership Percentage	Functional Currency
Frankly Inc.	Canada	100%	Canadian Dollar
Stream Hatchet S.L.	Spain	100%	Euro
SideQik, Inc.	USA	100%	US Dollar